Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Principal of consolidation

Principal of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
Pinnacle Food Group Limited (“PGL”)	Holding company	—	November 16, 2023	Cayman Islands
PFAI Investment Limited (“PFAI”)	Holding company	*100%	February 2, 2024	Canada
Pinnacle Food Inc. (“PFI”)	Sale of smart farming system	100%	November 3, 2015	Canada
*	Two classes of shares, Class A common shares and Class B preferred shares, were issued and outstanding on the date of incorporation. The Company holds 100% of the Class A common shares of PFAI. Only Class A common shares have voting rights. The Company may pay dividends to Class A common shares and Class B preferred shares based on the discretion of the directors. On July 29, 2024, the holder of the Class B preferred shares transferred all of her Class B preferred share to PFAI in exchange for the same number of Class E preferred shares. On the same date, the Class B preferred shares were cancelled. The Class E preferred shares do not have voting or dividend rights. In the event of the liquidation, dissolution or winding-up of PFAI, the Class E preferred shares may only receive $2,999,000 of PFAI’s residual interest. Therefore, the Company, in substance controls 100% of PFAI, including its voting right and future earnings/loss. Refer to Note 12 for more details.

Use of estimates

Use of estimates

The preparation of financial statements and related disclosures in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions made by management include the determination of:

●	Inventory valuation;
●	Allowance for current expected credit losses of accounts receivable;
●	Discount rates related to lease liability; and
●	Useful lives of property, plant and equipment and intangible assets.

Foreign currency and foreign currency translation

Foreign currency and foreign currency translation

The Company’s functional and reporting currency is the United States dollar (“US$”). The financial records of the Company’s subsidiary located in Canada are maintained in its local currency, the Canadian dollar (“CAD”) which is the functional currency of the entity.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of operations.

For translating into the reporting currency of the Company, assets and liabilities are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and the consolidated statements of comprehensive income.

The following are the exchange rates that were used in translating the Company’s subsidiary’s financial statements in the consolidated financial statements:

	December 31, 2024	December 31, 2023
Year-end spot rate	US$1=CAD1.4389	US$1=CAD1.3226
Average rate	US$1=CAD1.3698	US$1=CAD1.3497

Foreign currency risk

Foreign currency risk

Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from CAD, the functional currency of the Company’s Canadian operating subsidiary, PFI. PFI is exposed to foreign currency risk on fluctuations related to cash, accounts receivable, other receivables, accounts payable and accrued liabilities, contract liabilities and other payables that are denominated in foreign currency. PFI has not used derivative instruments to reduce its exposure to foreign currency risk nor has it entered into foreign exchange contracts to hedge against gains or losses from foreign exchange fluctuations.

During the year ended December 31, 2024, the Company recognized a foreign exchange loss of US$142,083, compared to a foreign exchange gain of US$77,557 for the year ended December 31, 2023. These amounts reflect the remeasurement of monetary assets and liabilities denominated in foreign currencies to the PFI’s CAD functional currency.

Cash	Cash Cash consists of cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.
Certain risks and concentration

Certain risks and concentration

The Company’s financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, accounts receivable, loan receivable and other receivables. As of December 31, 2024 and December 31, 2023, all of the Company’s cash were held in major financial institutions located in Canada and US.

During the year ended December 31, 2024, the Company’s top three customers, which are also the Company’s top three distributors, accounted for approximately 37%, 31% and 26% of the Company’s total revenue. During the year ended December 31, 2023, top three customers accounted for approximately 53%, 16% and 12% of the total revenue. During the year ended December 31, 2024, the Company’s top supplier accounted for 90% of its total purchases. During the year ended December 31, 2023, the Company’s top supplier accounted for 84% of its total purchases.

As of December 31, 2024, the Company’s three distributors accounted for 99% of the total balance of accounts receivable. As of December 31, 2023, the Company’s three distributors accounted for 98% of the total balance of accounts receivable.

As of December 31, 2024, the top supplier accounted for 56% of the total balance of accounts payable. As of December 31, 2023, the top supplier accounted for 51% of the total balance of accounts payable.

Accounts receivable

Accounts receivable

The Company’s receivables are recorded when billed and represent amounts owed by third-party customers. The carrying value of the Company’s receivables, net of the allowance for current expected credit loss, represents their estimated net realizable value. The Company evaluates the allowance for current expected credit loss of accounts receivable on a loss rate method based on historical information adjusted for current conditions and future estimated economic performance. The Company offers standard credit term of 180 days to its distributor customers. For other non-distributor customers, payments are typically due upon invoice submissions. As of the date the consolidated financial statements were issued, 55%  of the accounts receivable at December 31, 2024 have been collected.

Allowance for current expected credit losses

Allowance for current expected credit losses

The Company estimates the allowance for current expected credit loss for receivables that share similar risk characteristics based on a collective assessment using a combination of measurement models and management judgment. The models consider factors such as historical trends in allowance for current expected credit loss , recent portfolio performance, and forward-looking macroeconomic conditions. If the Company does not believe the models reflect lifetime expected allowance for current expected credit loss for the portfolio, an adjustment is made to reflect management judgment regarding qualitative factors, including economic uncertainty, observable changes in portfolio performance, and other relevant factors.

The Company historically did not have bad debts in its accounts receivable. For the year ended December 31, 2024, a provision for current expected credit loss of US$94,835 was recognized (2023: US$nil).

Measurement of credit losses on financial instruments

Measurement of credit losses on financial instruments

On January 1, 2022, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments”, using a modified retrospective adoption method for financial assets at amortized cost including accounts receivable, loan receivable, and other receivables. Adoption of this ASU did not have a material impact on the consolidated financial statements. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Contract liabilities

Contract liabilities

Contract liabilities represent the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration from the customer. These liabilities are recognized as revenue when the Company performs under the contract.

Inventories

Inventories

Inventory consists of smart farming systems and is recorded at the lower of cost (weighted average cost method) or net realizable value. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions. Write-downs and write-offs are charged to cost of sales.

During the year ended December 31, 2024, there was no inventory write-off. During the year ended December 31, 2023 the Company recorded a write-off of US$53,467 of ginseng inventory following the Company’s decision to discontinue the sale of ginseng products.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are recorded at cost, less accumulated depreciation and impairment. Depreciation of property, plant and equipment is calculated on a declining balance and straight-line basis, after consideration of expected useful lives and estimated residual values. The estimated annual deprecation rates of these assets are generally as follows:

Category	Depreciation method	Depreciation rate
Furniture and equipment	Declining balance	20%
Office equipment	Declining balance	20%
Leasehold improvements	Straight-line	Shorter of lease term or 5 years

Expenditures for maintenance and repairs are expensed as incurred. Gains and losses on disposals are the differences between net sales proceeds and carrying amounts of the relevant assets and are recognized in the consolidated statements of operations and comprehensive income.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, such as property, plant and equipment, and definite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company compares the undiscounted expected future cash flows to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment charge is recognized to the extent the carrying amount of the asset or asset group exceeds the fair value. Fair values of long-lived assets are determined through various techniques, such as applying probability weighted, expected present value calculations to the estimated future cash flows using assumptions a market participant would utilize or through the use of a third-party independent appraiser or valuation specialist. No impairment losses of long-lived assets were recorded during the year ended December 31, 2024 (2023: nil).

Intangible assets

Intangible assets

The Company acquired or developed various intangible assets including smart farming applications, computer software and trademark. The Company capitalized qualifying internal-use software development costs, primarily related to its computer software. The development costs primarily consist of fees paid to third parties for services provided to develop the software during the application development stage. The Company ceases to capitalize such costs when the software is substantially complete and ready for its intended use. Capitalized costs are included in intangible assets, net on the consolidated balance sheets. The estimated annual amortized rates of these assets are generally as follows:

Category	Depreciation method	Depreciation rate
Smart farming applications	Straight-line	3 years
Computer software	Straight-line	3 years
Trademark	Straight-line	3 years

Costs and accumulated amortization of fully amortized capitalized internal-use software development costs are removed from the consolidated balance sheets when the related software is no longer in use. The amortization of the capitalized development costs is included in the cost of sales in the consolidated statements of operations.

Research and development costs

Research and development costs

Research and development costs are expensed as incurred and include expenditures for activities that involve a plan or design for producing new or significantly improved products and processes. For the year ended December 31, 2024, US$55,001 research and development costs were incurred (2023: US$4,381).

Deferred costs

Deferred costs

Deferred costs consist of legal, accounting, and other fees directly attributable to the initial public offering. These costs are capitalized and recorded as an asset on the balance sheet. Upon successful completion of the offering, the deferred costs will be offset against the proceeds received from the issuance of equity. If the IPO is unsuccessful, these costs will be expensed.

Revenue recognition

Revenue recognition

During the three years ended December 31, 2024, the Company’s revenue was primarily generated from; i) sales of physical smart farming systems to distributors (ii) construction services of vertical farm projects; iii) sale of ginseng products; and iv) ginseng product consulting services.

The Company recognizes revenue when performance obligations under the terms of a contract with its customer are satisfied. In evaluating the timing of the transfer of control of products to customers, the Company considers several control indicators, including significant risks and rewards of products, the Company’s right to payment, and the legal title of the products.

Smart farming packages sold to distributors, contain one integrated performance obligation consisting of: i) supply of the smart farming system to a distributor and ii) supply of the materials required for the first six-month period farming services to be performed by the distributor. Based on the agreements signed with its distributors, the Company’s responsibility is to deliver each smart farming system and the materials required for the first six-month period of farming services as a package to the distributor. The distributor is responsible for providing the farming services to the end customer. After the package is delivered to the distributor, the Company’s performance obligation is considered fulfilled. Revenue for this integrated performance obligation is recognized at the point in time when the control of the smart farming package is transferred to the distributor.

There are no specific product warranty terms written in the sales agreements between the Company and the distributors. However, the Company and the distributors have orally agreed that the Company will provide a one-year replacement warranty for the smart-farming systems. For any defects and quality issues related to the smart farming system within the one-year period, we will replace the defective unit instead of repairing it. This one-year replacement is not a warranty separately purchased by the customers nor does it provides a service in addition to the assurance of the functionality of original products. The replacement warranty is therefore accounted for as a warranty based on ASC 460. The estimated warranty liability was immaterial as of December 31, 2024.

After the first six-month farming service period, a customer can choose to continue to purchase extended farming services at additional cost. The extended farming services will continue to be performed by the local distributor. The Company’s only performance obligation is to deliver the materials when ordered by the distributor. During the year ended December 31, 2024, no revenues were recognized from this revenue stream as there were no extended farming service transactions (2023: nil).

construction services of vertical farm projects, generally contain two performance obligations: (i) construction services of the smart farming farm projects; and (ii) the provision of smart farming services over a six-month period   for individual customers and over a twelve-month period for corporate customers. For the performance obligation related to the construction services, revenue is recognized over time using the cost-to-cost input method, based on costs incurred relative to total estimated costs. For the performance obligation related to smart farming services, revenue is recognized ratably over the service period.

The transaction price for each performance obligation is clearly stated in the relevant agreement or service contract. The pricing for the delivery or construction of the smart farming system varies based on the specific conditions and environment of the customer’s facility. The pricing for farming services is generally based on the standalone selling prices quoted for different tiers of service. As each performance obligation has its own clearly defined standalone selling price, no allocation of the total consideration is required. As of December 31, 2024, all performance obligations related to the construction of systems have been completed, and the farming service obligations are expected to be satisfied within either 6 months or 12 months after the completion of the smart farming systems.

Sales of ginseng products, which ceased in 2023, contained one performance obligation consisting of the delivery of ginseng products to customers. Revenue was recognized at the point in time when control of the ginseng products were transferred to the customer. The Company discontinued its ginseng business in 2023 to concentrate on its smart farming business.

Ginseng product consulting services was a one-time project related to the Company’s provision of consulting services to a customer to assist the customer to identify, develop, package, and brand ginseng products. The services contained three stages or three performance obligations. Revenue for these consulting services was recognized over time when the customer verified and acknowledged that the services and objectives for each of the stages under the consulting service agreement were rendered and achieved by the Company. During the year ended December 31, 2023, the Company recognized revenue of US$0.22 million in relation to the consulting services. As of December 31, 2023, the entire project was completed by the Company and the customer acknowledged completion. The Company discontinued its ginseng business in 2023 to concentrate on its smart farming business. Since the disposition of the ginseng business disposition does not represent a strategic shift to the Company, operations from the ginseng business are not as presented as discontinued operations on the consolidated financial statements.

In addition to the above three revenue streams, during the year ended December 31, 2024, the Company generated revenues of US$9,865 from smart farming services entered into with customers in 2023.

A summary of the Company’s revenue disaggregated by major service lines are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	US$	US$	US$
Smart farming
Recognized at point in time;	2,736,728	1,692,697	—
Recognized over time;
– Construction services	497,884	136,047	—
– FaaS Services	55,250	9,207	—
Ginseng sales - recognized point in time	—	40,596	158,866
Ginseng product consulting services – recognized over time	—	222,272	18,460
Total	3,289,862	2,100,819	177,326

Leases

Leases

Leases are accounted for in accordance with ASC 842, Leases. Contracts are evaluated to determine whether the arrangement contains a lease at inception. Leases are classified as either finance leases or operating leases based on criteria in ASC 842, Leases. The Company’s operating leases primarily consist of real estate leases for its offices and for its laboratory and warehouse. The Company does not have any finance leases.

On January 1, 2022, the Company adopted ASC 842, Leases, using the modified retrospective approach.

Operating leases are recognized as ROU assets in non-current assets and lease liabilities in current and non-current liabilities in the consolidated balance sheets if the initial lease term is greater than 12 months. For leases with an initial term of 12 months or less, the Company recognizes those lease payments on a straight-line basis over the lease term.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, management uses the incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Management uses the implicit rate when readily determinable. Lease expenses for lease payments are recognized on a straight-line basis over the lease term and are included in general and administrative expenses and research and development expenses.

Annually, the Company performs an impairment analysis on ROU assets, and as of December 31, 2024, there was no impairment to ROU assets.

Taxation

Taxation

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and income tax credits. Deferred income tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred income tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred income tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency, and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred income tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred income tax assets, the Company has considered possible sources of taxable income, including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense. The Company did not have any unrecognized tax benefits as of December 31, 2024 and 2023.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share of common stock is computed by dividing net income allocable to common stockholders by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is computed by dividing net income allocable to common stockholders by the weighted average number of common shares outstanding, plus the number of additional shares that would have been outstanding if shares that could be potentially issued had been issued and were considered dilutive.

Segment Reporting

Segment Reporting

The Company follows ASC 280, “Segment Reporting”, which requires disclosures based on how management organizes the Company to make operating decisions and assess performance. The Company has determined that it operates as a single reportable segment.

The Chief Executive Officer functions as the Company’s Chief Operating Decision Maker (“CODM”) and is responsible for key operating decisions, resource allocation, and performance assessment. In executing these responsibilities, the CODM regularly reviews consolidated financial information, including total revenue, gross profit, key operational metrics, and cash flow, on a Company-wide basis. The CODM does not review or receive discrete financial information by business function, product category, or geographic region. Consequently, decisions about resource allocation and performance evaluation are made based solely on consolidated results.

Accordingly, management has concluded that the Company has one operating segment: the sale of smart farming systems, which consists of one reporting unit based on the financial information available and which operating results are regularly reviewed by the CODM. All the Company’s business activities for the year ended December 31, 2024 and 2023 were conducted in Canada. Segment profit and loss is determined on a basis that is consistent with how our Company reports operating profit and loss in its consolidated statements of operations. Because we operate only one segment, there are no intersegment transactions.

Fair value measurement

Fair value measurement

ASC 820, “Fair Value Measurement and Disclosure” clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3:	Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments include cash, accounts receivable, other receivables, loan receivable, accounts payable and accrued liabilities, accrued payroll liabilities, income tax payable, due to related parties, lease liabilities, promissory note and other payables. The carrying amounts of cash, accounts receivable, loan receivable, other receivables, accounts payable and accrued liabilities, accrued payroll liabilities, income tax payable, due to related parties, short-term lease liabilities, promissory note and other payables approximate their fair values due to the short-term nature of these instruments. The carrying value of the Company’s long-term lease liabilities would not differ significantly from fair value (based on Level 2 inputs) if recalculated based on current interest rates.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring or non-recurring basis as of December 31, 2024 and 2023.

Costs of sales

Costs of sales

Costs of sales primarily consist of expenses related to the smart farming systems, the purchase of ginseng, construction costs, smart farming supplies, amortization and depreciation, freight expenses, and salary and benefits for employees involved in construction and providing FaaS services related to the smart farming systems.

Selling expenses

Selling expenses

Selling expenses consist primarily of costs incurred to promote and sell the Company’s products and services. These expenses include advertising and marketing costs, and other costs directly related to selling activities.

General and administrative expenses

General and administrative expenses

General and administrative expenses primarily consist of amortization and depreciation, office expenses, professional fees, lease expenses, repairs and maintenance, salary and benefits, provision for current expected credit loss , sundry costs, telephone, business fees and licenses, utilities and other expenses.

Other income (expenses)	Other income (expenses) Other income (expenses) primarily consists of exchange gain (loss) and other miscellaneous income (expenses).
Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In November 2023, the Financial Accounting Standards Board ("FASB") issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances segment disclosure requirements by requiring entities to disclose significant expenses included in segment profit or loss. This standard is effective for fiscal years beginning after December 15, 2023 and for interim periods within fiscal years beginning after 15 December 2024. Early adoption is permitted. The guidance should be applied retrospectively to all periods presented in the financial statements unless impracticable. The Company has adopted the standard during the year ended December 31, 2024. The adoption of the standard did not have material impact to the Company’s consolidated financial statements.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, to amend certain disclosure and presentation requirements for a variety of topics within the ASC. These amendments align the requirements in the ASC to the removal of certain disclosure requirements set out in Regulation S-X and Regulation S-K, announced by the SEC. The effective date for each amended topic in the ASC is either the date on which the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K becomes effective, or on June 30, 2027, if the SEC has not removed the requirements by that date. Early adoption is prohibited. The adoption of this amendment is not expected to have a material impact on our Company’s financial position, results of operations, cash flows or financial statement disclosures.

In December 2023, the FASB issued ASU No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”) to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation and income taxes paid information. ASU 2023-09 modifies the requirement for income tax disclosures to include (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. We will adopt this standard beginning with our fiscal year ending January 31, 2026. We are currently evaluating the potential impact of adopting this new guidance on our consolidated financial statements and related disclosures.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements — Amendments to Remove References to the Concepts Statements, which removes various references to concepts statements from the FASB Accounting Standards Codification. The amendments in this Update are effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on our Company’s financial position, results of operations, cash flows or financial statement disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” ASU 2024-03 enhances expense disclosures on both an annual and interim basis by requiring public entities to disclose additional information about specific expense categories in the notes to the consolidated financial statements. This ASU requires disclosure in tabular format of purchases of inventory, employee compensation, depreciation, intangible asset amortization and depletion, as applicable, for each income statement line item that contains those expenses. Specific expenses, gains and losses that are already disclosed under existing US GAAP are also required to be included in the disaggregated income statement expense line-item disclosures, and any remaining amounts will need to be described quantitatively. Additionally, ASU 2024-03 requires disclosure of the total amount of selling expenses and the entity’s definition of selling expenses. ASU 2024-03 is effective for the first annual disclosure period beginning after December 15, 2026 and for the interim periods subsequent to that, with early adoption permitted. The amendment should be applied prospectively; however, retrospective application is permitted. We are currently evaluating the new disclosure requirements of ASU 2024-04 and do not expect the adoption of this guidance to have a material impact on our consolidated financial statements or disclosures.

Management does not believe that any recently issued, but not yet effective, accounting standards, if adopted, would have a material effect on the Company’s consolidated financial statements.